Segmented information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented information	Segmented information
a) General information
The Company provides a wide range of mining and heavy civil construction services to customer in the resource development and industrial construction sectors within Canada, the United States, and Australia. A significant portion of our services are primarily focused on supporting the construction and operation of surface mines. The Company considers the basis on which it is organized, including geographic areas, to identify its operating segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision makers ("CODMs") are the President & CEO and the CFO of the Company.
The Company’s reportable segments are Heavy Equipment - Canada, Heavy Equipment - Australia, and Other. Heavy Equipment - Canada and Heavy Equipment - Australia include all of aspects of the mining and heavy civil construction services provided within those geographic areas. Other includes our mine management contract work in the United States, our external maintenance and rebuild programs and our equity method investments.
Segment performance is evaluated by the CODMs based on gross profit and is measured consistently with gross profit in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Eliminations column.
b) Results by reportable segment

For the year ended December 31, 2023	Heavy Equipment - Canada	Heavy Equipment - Australia	Other	Eliminations	Total
Revenue from external customers	$760,590	$153,877	$17,981	$—	$932,448
Revenue from intersegment transactions	6,330	4,731	21,982	(8,271)	24,772
Depreciation expense	116,660	13,240	—	1,419	131,319
Segment gross profits	104,167	40,607	11,986	(2,543)	154,217
Segment assets	1,079,370	718,114	101,709	(352,715)	1,546,478
Purchase of property, plant and equipment	146,442	56,367	—	—	202,809

For the year ended December 31, 2022	Heavy Equipment - Canada	Heavy Equipment - Australia	Other	Eliminations	Total
Revenue from external customers	$700,863	$30,693	$21,016	$—	$752,572
Revenue from intersegment transactions	7,923	—	35,947	(26,903)	16,967
Depreciation expense	119,054	183	—	31	119,268
Segment gross profits	81,754	6,721	15,627	(2,554)	101,548
Segment assets	874,374	29,361	94,702	(18,924)	979,513
Purchase of property, plant and equipment	111,295	204	—	—	111,499
Revenue from intersegment transactions includes transactions with the Company's joint ventures accounted for using the equity method which are not eliminated upon consolidation.
c) Reconciliation
Income before income taxes

For the year ended December 31,	2023	2022
Total gross profit for reportable segments	$154,217	$101,548
Less: unallocated corporate items:
General and administrative costs	56,844	29,855
Loss on disposal of property, plant and equipment	1,659	536
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Interest expense	36,948	24,543
Change in fair value of contingent consideration	4,681	—
Gain on derivative financial instruments	(6,063)	(778)
Income before income taxes	$85,963	$84,445
d) Geographic information
Revenue

	2023	2022
Canada	$795,472	733,328
Australia	151,789	24,187
United States	9,959	12,024
	$957,220	769,539
Revenue from external customers is attributed to countries on the basis of the customer's location.
Long lived assets

	2023	2022
Canada	$601,537	665,936
Australia	568,306	7,581
	$1,169,843	673,517
Long lived assets consists of property, plant and equipment, lease assets, deferred tax assets, and other assets including intangibles. Geographic information is attributed to countries based on the location of the assets.